Temporary Equity (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Temporary Equity

The following table summarizes the Company’s Series D Preferred Stock activities for the three and nine months ended September 30, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	-	(3)
Deemed dividends related to immediate accretion of offering cost	-	3
Accrued Series D preferred stock dividends	17,198	17
Bifurcated redemption feature of Series D convertible preferred stock	-	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	171
Redemption of Series D preferred stock (including accrued dividends)	(682,037)	(682)
Total temporary equity as of September 30, 2020	-	$-

Schedule of Redemption of Preferred stock Issued

The redemption of the 659,000 shares of Series D Preferred Stock (amounts in thousands except share and per share values):

Series D preferred stock issued	659,000
Per share value	$1.00
Series D preferred stock value	$659
Accrued dividends	$23
Total Series D preferred stock	$682
Redemption percentage	$1.29
Total redemption	$880

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Temporary Equity

The following table summarizes the Company’s Series D Preferred Stock activities for the three months ended March 31, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	-	(3)
Deemed dividends related to immediate accretion of offering cost	-	3
Accrued Series D preferred stock dividends	8,868	9
Bifurcated redemption feature of Series D convertible preferred stock	-	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	171
Redemption of Series D preferred stock (including accrued dividends)	(210,831)	(211)
Total temporary equity as of March 31, 2020	462,876	$463

The following table summarizes the Company’s Series D Convertible Preferred Stock activities for the year ended December 31, 2019 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2018	-	$-
Issuance of Series D convertible preferred stock for cash	709,000	709
Offering cost related to issuance of Series D convertible preferred stock	-	(9)
Deemed dividends related to immediate accretion of offering cost	-	9
Accrued Series D preferred stock dividends	5,839	6
Bifurcated redemption feature of Series D convertible preferred stock	-	(589)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	-	589
Redemption of Series D preferred stock	(253,000)	(253)
Total temporary equity as of December 31, 2019	461,839	$462

Schedule of Redemption of Preferred stock Issued

The redemption of the 203,000 shares of Series D Preferred Stock (previously issued on September 6, 2019) on March 6, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	203,000
Per share value	$1.00
$203
Accrued dividends	$8
$211
Redemption percentage	$1.29
Total	$272

On December 19, 2019, the Company redeemed the 253,000 shares of its Series D preferred stock issued on July 15, 2019 as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	253,000
Per share value	$1.00
$253
Accrued dividends	$9
$262
Redemption percentage	$1.29
Total	$337